Exploration and Evaluation of Oil and Gas Reserves - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Project Block	Dec. 31, 2018 USD ($) Project	Dec. 31, 2017 USD ($)
Disclosure of Exploration and Evaluation of Oil and Gas [abstract]
Provision for potential contractual penalties	$ 4	$ 91	$ 152
Number of blocks | Block	125
Exploratory well costs that have been capitalized for a period greater than one year	$ 4,043	$ 4,047
Number of projects relating to exploratory well costs capitalized for a period greater than one year | Project	43	49
Exploratory well costs, drilling work in progress	$ 3,834
Exploratory well costs, cost incurred to evaluate reserves and potential development	$ 213